Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 23,749	$ 496
Other current assets	759	188
Total current assets	24,508	684
Non-Current Assets:
Right of use assets, net	1,160	258
Property, plant and equipment, net	202	45
Total non-current assets	1,362	303
Total Assets	25,870	987
Current Liabilities:
Trade accounts payables	93	3
Other accounts payables	725	549
Lease liabilities	281	180
Financial Liabilities at fair value	3,215	219
Total current liabilities	4,314	951
Non-Current Liabilities:
Lease liabilities	900	95
Financial Liabilities at fair value		1,273
Loan from the Israeli Innovation Authority	302	372
Total non- current liabilities	1,202	1,740
Equity:
Share capital and additional paid in capital	48,935	10,767
Foreign exchange reserve	210	(635)
Accumulated deficit	(28,791)	(11,836)
Total Equity	20,354	(1,704)
Total liabilities and Equity	$ 25,870	$ 987